Revenue	12 Months Ended
Dec. 31, 2017
Text Block1 [Abstract]
Revenue
7.	Revenue

	31.12.2015	31.12.2016	31.12.2017	31.12.2017
	RMB’000	RMB’000	RMB’000	US$’000
Sale of goods	13,634,395	13,542,568	16,085,640	2,541,416
Sale of development property	—	—	710	112
Revenue from hotel and restaurant operations	94,053	110,718	127,971	20,219
Rental income	4,989	11,554	8,121	1,283

Revenue	13,733,437	13,664,840	16,222,442	2,563,030